Document and Entity Information	Mar. 31, 2024
Prospectus [Line Items]
Registrant Name	IVY FUNDS
Registrant CIK	0000883622
SEC Form	485BPOS
Period end date	Mar. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false